Note 9 - Payroll and Related Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of payroll and related benefits [text block]
	2021	2020	2019

Wages and salaries	4,162.6	3,736.5	3,700.6
Social security contributions	1,016.0	851.8	822.9
Other personnel costs	1,076.1	836.9	764.9
Increase in liabilities for defined benefit plans	178.2	131.2	147.7
Share-based payments	391.5	223.1	219.2
Contributions to defined contribution plans	74.1	61.1	29.7
	6,898.5	5,840.6	5,685.0

Disclosure of payroll and related benefits affecting the income statement [text block]
	2021	2020	2019

Cost of sales	2,247.9	2,175.1	1,976.7
Distribution expenses	1,286.8	1,130.4	1,014.5
Sales and marketing expenses	1,480.9	1,333.7	1,231.3
Administrative expenses	1,699.1	1,089.2	1,338.8
Net finance costs	115.6	44.1	89.2
Other operating income/(expenses), net	-	2.2	1.3
Exceptional items	68.2	65.9	33.2
	6,898.5	5,840.6	5,685.0